Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 (this “Post-Effective Amendment”) to the Registration Statement on Form S-1 (File No. 333-264463) (the “August 2022 Registration Statement” or the “Registration Statement”), of bioAffinity Technologies, Inc. (the “Company”) is being filed pursuant to the undertakings in the August 2022 Registration Statement to update and supplement the information contained in the August 2022 Registration Statement, which was originally declared effective by the Securities and Exchange Commission on August 29, 2022.This post-effective amendment to the August 2022 Registration Statement (the “Post-Effective Amendment”) is being filed to serve as a Section 10(a)(3) update to the August 2022 Registration Statement and to make certain other updates to the prospectus that forms a part of this Post-Effective Amendment. Pursuant to Rule 416 under the Securities Act, there are also being registered such securities that may be issued because of events such as recapitalizations, stock dividends, stock splits and reverse stock splits, and similar transactions. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the August 2022 Registration Statement. Accordingly, we hereby amend the August 2022 Registration Statement, as amended and supplemented through the date hereof, by filing this Amendment,
Entity Registrant Name	bioAffinity Technologies, Inc.
Entity Central Index Key	0001712762
Entity Tax Identification Number	46-5211056
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3300 Nacogdoches Road
Entity Address, Address Line Two	Suite 216
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78217
City Area Code	(210)
Local Phone Number	698-5334
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3300 Nacogdoches Road
Entity Address, Address Line Two	Suite 216
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78217
City Area Code	(210)
Local Phone Number	698-5334
Contact Personnel Name	Maria Zannes